Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Elbit Systems Ltd.	23,032	$3,358,629

Banks — 19.0%
Bank Hapoalim BM	986,475	9,590,249
Bank Leumi Le-Israel BM	1,261,676	12,140,619
FIBI Holdings Ltd.	15,393	686,240
First International Bank Of Israel Ltd. (The)	47,919	1,908,632
Israel Discount Bank Ltd., Class A(a)	1,010,818	6,176,921
Mizrahi Tefahot Bank Ltd.	122,061	4,488,333
		34,990,994
Biotechnology — 0.1%
UroGen Pharma Ltd.(a)(b)	17,893	216,326

Building Products — 0.1%
Caesarstone Ltd.	20,845	232,839

Capital Markets — 0.3%
Altshuler Shaham Provident Funds & Pension Ltd.	49,866	278,292
Electreon Wireless Ltd.(a)	3,897	250,620
		528,912
Chemicals — 3.6%
ICL Group Ltd.	613,327	5,329,732
Israel Corp. Ltd. (The)(a)	3,342	1,271,410
		6,601,142
Communications Equipment — 1.3%
AudioCodes Ltd.	22,737	786,612
Gilat Satellite Networks Ltd.	27,419	187,966
Ituran Location and Control Ltd.	16,309	429,416
Radware Ltd.(a)	35,588	1,030,984
		2,434,978
Construction & Engineering — 2.7%
Ashtrom Group Ltd.	35,082	852,290
Elco Ltd.	8,308	590,482
Electra Ltd./Israel	1,814	1,188,541
Shapir Engineering and Industry Ltd.	124,025	1,056,603
Shikun & Binui Ltd.(a)	205,357	1,273,544
		4,961,460
Consumer Finance — 0.4%
Isracard Ltd.	173,677	760,329

Distributors — 0.2%
Tadiran Group Ltd.	2,606	350,308

Diversified Telecommunication Services — 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,801,133	2,555,989

Electronic Equipment, Instruments & Components — 0.1%
Nayax Ltd.(a)	70,987	270,259

Equity Real Estate Investment Trusts (REITs) — 0.6%
REIT 1 Ltd.(b)	155,409	1,071,271

Food & Staples Retailing — 1.5%
M Yochananof & Sons Ltd.	4,377	322,041
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,776	604,110
Shufersal Ltd.	230,406	1,864,545
		2,790,696
Food Products — 0.7%
Mehadrin Ltd.(a)	0	33
Security	Shares	Value

Food Products (continued)
Strauss Group Ltd.	45,399	$1,329,152
		1,329,185
Health Care Equipment & Supplies — 2.2%
Inmode Ltd.(a)(b)	43,114	3,276,664
Nano-X Imaging Ltd.(a)(b)	29,077	599,859
Sisram Medical Ltd.(c)	121,200	190,861
		4,067,384
Hotels, Restaurants & Leisure — 0.5%
Fattal Holdings 1998 Ltd.(a)	5,371	570,403
NEOGAMES SA(a)	8,824	294,016
		864,419
Household Durables — 1.0%
Azorim-Investment Development & Construction Co. Ltd.(a)	73,202	381,197
Electra Consumer Products 1970 Ltd.	9,548	481,849
Maytronics Ltd.	37,934	961,035
		1,824,081
Independent Power and Renewable Electricity Producers — 2.7%
Doral Group Renewable Energy Resources Ltd.(a)(b)	51,658	230,989
Energix-Renewable Energies Ltd.	190,390	816,025
Enlight Renewable Energy Ltd.(a)	798,145	2,095,202
Kenon Holdings Ltd./Singapore	21,055	965,841
OPC Energy Ltd.(a)(b)	78,936	815,917
		4,923,974
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,813	378,724

Insurance — 2.9%
Clal Insurance Enterprises Holdings Ltd.(a)	52,868	1,313,092
Harel Insurance Investments & Financial Services Ltd.	102,315	1,077,549
IDI Insurance Co. Ltd.	6,992	255,221
Menora Mivtachim Holdings Ltd.	21,978	508,089
Migdal Insurance & Financial Holdings Ltd.	320,320	502,823
Phoenix Holdings Ltd. (The)	131,514	1,629,103
		5,285,877
Interactive Media & Services — 0.2%
Taboola.com Ltd.(a)	49,546	389,432

Internet & Direct Marketing Retail — 2.0%
Fiverr International Ltd.(a)(b)	25,389	3,595,590

IT Services — 5.5%
Formula Systems 1985 Ltd.	7,969	943,067
Malam - Team Ltd.	6,591	218,631
Matrix IT Ltd.	29,896	856,630
One Software Technologies Ltd.	34,157	593,849
Wix.com Ltd.(a)(b)	48,654	7,434,331
		10,046,508
Life Sciences Tools & Services — 0.2%
Compugen Ltd.(a)(b)	72,561	320,720

Machinery — 3.4%
Kornit Digital Ltd.(a)	40,187	6,225,368

Marine — 1.1%
ZIM Integrated Shipping Services Ltd.	34,953	1,932,202

Media — 0.3%
Perion Network Ltd.(a)	26,457	639,528

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.5%
Delek Group Ltd.(a)	7,713	$632,397
Equital Ltd.(a)	17,353	599,659
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	29,269	184,691
Oil Refineries Ltd.(a)	1,531,089	392,325
Paz Oil Co. Ltd.(a)	8,286	1,022,909
		2,831,981
Pharmaceuticals — 4.5%
Taro Pharmaceutical Industries Ltd.(a)	8,195	436,302
Teva Pharmaceutical Industries Ltd., ADR(a)	957,297	7,897,700
		8,334,002
Professional Services — 0.5%
Danel Adir Yeoshua Ltd.	4,454	963,628

Real Estate Management & Development — 10.8%
AFI Properties Ltd.	9,407	545,795
Airport City Ltd.(a)	59,457	1,238,597
Alony Hetz Properties & Investments Ltd.	128,204	2,191,471
Amot Investments Ltd.	178,924	1,380,756
Azrieli Group Ltd.	36,854	3,357,418
Big Shopping Centers Ltd.	9,173	1,408,601
Blue Square Real Estate Ltd.	4,527	407,896
Brack Capital Properties NV(a)	0	28
Electra Real Estate Ltd.	19,766	370,618
Gav-Yam Lands Corp. Ltd.	121,064	1,416,878
Gazit-Globe Ltd.	59,306	444,754
Israel Canada T.R Ltd.(b)	98,079	518,064
Isras Investment Co. Ltd.	1,399	339,579
Mega Or Holdings Ltd.	20,524	880,152
Melisron Ltd.(a)	18,545	1,616,237
Mivne Real Estate KD Ltd.	520,459	2,082,469
Prashkovsky Investments and Construction Ltd.	6,253	216,641
Property & Building Corp. Ltd.(a)	2,562	351,370
Summit Real Estate Holdings Ltd.(a)	32,060	622,956
YH Dimri Construction & Development Ltd.	6,498	549,343
		19,939,623
Semiconductors & Semiconductor Equipment — 4.1%
Camtek Ltd./Israel(a)	24,674	1,161,530
Nova Ltd.(a)	24,624	3,195,667
Tower Semiconductor Ltd.(a)	89,063	3,117,992
		7,475,189
Software — 19.5%
Cellebrite DI Ltd., NVS	32,507	253,555
Check Point Software Technologies Ltd.(a)	92,256	10,269,015
Cognyte Software Ltd.(a)(b)	57,308	1,167,364
CyberArk Software Ltd.(a)	34,527	5,967,992
Hilan Ltd.	12,724	761,189
Magic Software Enterprises Ltd.	23,420	504,182
Nice Ltd.(a)	54,814	15,922,903
Security	Shares	Value

Software (continued)
Riskified Ltd.(a)	16,790	$159,337
Sapiens International Corp. NV	26,116	936,272
		35,941,809
Specialty Retail — 1.1%
Arko Corp.(a)	1	6
Delek Automotive Systems Ltd.	44,546	622,011
Fox Wizel Ltd.	6,498	1,112,074
Retailors Ltd., NVS	10,517	329,629
		2,063,720
Technology Hardware, Storage & Peripherals — 0.6%
Nano Dimension Ltd., ADR(a)(b)	222,732	1,066,886

Textiles, Apparel & Luxury Goods — 0.3%
Delta-Galil Industries Ltd.(b)	7,766	477,515

Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)(b)	77,942	330,006
Partner Communications Co. Ltd.(a)(b)	119,816	751,598
		1,081,604
Total Common Stocks — 99.5%
(Cost: $165,669,481)		183,123,081

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	16,193,880	16,200,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	100,000	100,000
		16,300,358
Total Short-Term Investments — 8.9%
(Cost: $16,299,776)		16,300,358

Total Investments in Securities — 108.4%
(Cost: $181,969,257)		199,423,439

Other Assets, Less Liabilities — (8.4)%		(15,486,458)

Net Assets — 100.0%		$183,936,981

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,201,200	$—		$(6,999,574	)(a)	$(1,064)	$(204)	$16,200,358	16,193,880	$26,551	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	10,000	(a)	—		—	—	100,000	100,000	2		—
						$(1,064)	$(204)	$16,300,358		$26,553		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	18	12/17/21	$830	$(14,867)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,034,071	$128,089,010	$—	$183,123,081
Money Market Funds	16,300,358	—	—	16,300,358
	$71,334,429	$128,089,010	$—	$199,423,439
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(14,867)	$—	$(14,867)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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